UNAUDITED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical)	Feb. 04, 2021 shares
Common Class B [Member] | Sponsor [Member] | Founder Shares [Member] | Fifth Wall Acquisition Corp [Member]
Common shares, shares outstanding (in shares)	8,625,000
Common Class B [Member] | Subsequent Event [Member] | Fifth Wall Acquisition Corp [Member]
Stockholder equity note, stock split ratio	1:1.2
Common Class B [Member] | Subsequent Event [Member] | Sponsor [Member] | Founder Shares [Member] | Fifth Wall Acquisition Corp [Member]
Stockholder equity note, stock split ratio	1:1.2
Common shares, shares outstanding (in shares)	8,625,000